Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 17.9	$ 17.9
Property, plant and equipment, net of accumulated depreciation	$ 394.2	$ 375.2	$ 354.1
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	100
Common stock, shares issued (in shares)	158,700,000	100
Common stock, shares outstanding (in shares)	158,700,000	100
Preferred shares authorized (in shares)	15,000,000	0
Preferred shares Issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0